GOODWILL AND INTANGIBLE ASSETS (Intangible Assets Narrative) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 539	$ 663
Impairment of intangible assets	1,398
Customer Relationship [Member] | MRO Services for Aviation Components [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		481
Customer Relationship [Member] | OEM Electric Motion Systems [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	298
License for Service Center [Member] | MRO Services for Aviation Components [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 1,100